ORGANIZATION AND BASIS OF PRESENTATION (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended								12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 USD ($)	Jun. 20, 2010 CNY	Jan. 31, 2011 Beijing Lentuo Tongda Automobile Sales Service Co., Ltd. [Member] USD ($)	Jan. 31, 2011 Beijing Lentuo Tongda Automobile Sales Service Co., Ltd. [Member] CNY	Dec. 31, 2010 American Depositary Shares [Member] USD ($)	Dec. 15, 2010 American Depositary Shares [Member] USD ($)
Issuance of ordinary shares upon initial public offering (in shares)									6,500,000
Price per share									$ 8.00
Ordinary shares, par value (in dollars per share)	$ 0.00001				$ 0.00001					$ 0.00001
Proceeds from issuance of ordinary shares				122,225					$ 52,000
Net assets of Lentuo Electromechanical transferred to Beijing Huitong Auto Sales & Services Co., Ltd.						123,078
Cost of building leased under capital lease to Beijing Huitong Auto Sales & Services Co., Ltd.						45,349
Registered capital							$ 1,589	10,000